Schedule of Investments (unaudited)
November 30, 2025
iShares® MSCI India ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.7%
Bharat Electronics Ltd.	22,176,759	$102,515,551
Hindustan Aeronautics Ltd.	1,217,377	61,990,290
		164,505,841
Automobile Components — 1.4%
Balkrishna Industries Ltd.	480,824	12,446,279
Bharat Forge Ltd.	1,450,448	23,338,909
Bosch Ltd.	44,740	18,090,964
MRF Ltd.	14,154	24,160,999
Samvardhana Motherson International Ltd.	25,616,461	33,444,526
Tube Investments of India Ltd.	645,748	20,138,134
		131,619,811
Automobiles — 6.9%
Bajaj Auto Ltd.	406,668	41,346,168
Eicher Motors Ltd.	832,118	65,750,961
Hero MotoCorp Ltd.	728,371	50,398,920
Hyundai Motor India Ltd.	986,051	25,641,350
Mahindra & Mahindra Ltd.	5,659,017	238,241,709
Maruti Suzuki India Ltd.	763,080	136,019,233
Tata Motors Passenger Vehicles Limited	12,288,607	49,193,757
TVS Motor Co. Ltd.	1,441,345	57,094,476
		663,686,574
Banks — 20.2%
AU Small Finance Bank Ltd.(a)	2,260,526	24,197,638
Axis Bank Ltd.	13,932,223	199,950,239
Bank of Baroda	6,275,651	20,394,246
Canara Bank	11,007,592	18,714,761
HDFC Bank Ltd.	68,984,472	779,528,465
ICICI Bank Ltd.	32,078,253	499,533,390
IDFC First Bank Ltd.	21,820,883	19,597,846
IndusInd Bank Ltd.(b)	3,498,126	33,670,414
Kotak Mahindra Bank Ltd.	6,636,397	158,053,909
Punjab National Bank	13,947,138	19,477,144
State Bank of India	11,201,717	122,948,170
Union Bank of India Ltd.	9,453,880	16,263,294
Yes Bank Ltd.(b)	95,178,799	24,474,474
		1,936,803,990
Beverages — 0.8%
United Spirits Ltd.	1,765,338	28,648,812
Varun Beverages Ltd.	8,208,286	44,351,242
		73,000,054
Broadline Retail — 0.2%
Vishal Mega Mart Ltd.(b)	12,754,180	19,419,646
Building Products — 0.1%
Astral Ltd.	748,371	12,079,880
Capital Markets — 0.7%
BSE Ltd.	879,936	28,682,235
HDFC Asset Management Co. Ltd.(a)	1,168,660	34,986,352
		63,668,587
Chemicals — 2.5%
Asian Paints Ltd.	2,328,048	75,006,303
Coromandel International Ltd.	715,797	19,113,743
PI Industries Ltd.	460,290	17,507,781
Pidilite Industries Ltd.	1,852,554	30,481,870
Solar Industries India Ltd.	164,720	24,497,402
SRF Ltd.	899,308	29,519,196
Supreme Industries Ltd.	392,983	14,952,720
Security	Shares	Value
Chemicals (continued)
UPL Ltd.	3,070,181	$26,127,504
		237,206,519
Commercial Services & Supplies — 0.1%
Indian Railway Catering & Tourism Corp. Ltd.	1,489,673	11,470,012
Construction & Engineering — 2.3%
Larsen & Toubro Ltd.	4,089,764	186,451,160
Rail Vikas Nigam Ltd.	3,162,817	11,504,323
Voltas Ltd.	1,304,539	20,112,046
		218,067,529
Construction Materials — 1.9%
Ambuja Cements Ltd.	3,810,857	23,497,855
Grasim Industries Ltd.	1,651,668	50,694,510
Shree Cement Ltd.	55,991	16,558,179
UltraTech Cement Ltd.	715,209	92,991,001
		183,741,545
Consumer Finance — 4.2%
Bajaj Finance Ltd.	16,990,266	197,797,185
Cholamandalam Investment and Finance Co. Ltd.	2,552,677	49,732,533
Muthoot Finance Ltd.	730,797	30,646,766
SBI Cards & Payment Services Ltd.	1,766,976	17,386,779
Shriram Finance Ltd.	8,560,039	81,810,972
Sundaram Finance Ltd.	404,487	21,426,209
		398,800,444
Consumer Staples Distribution & Retail — 0.5%
Avenue Supermarts Ltd.(a)(b)	987,113	44,213,164
Diversified Telecommunication Services — 0.5%
Indus Towers Ltd.(b)	8,003,785	36,008,930
Tata Communications Ltd.	707,624	14,393,317
		50,402,247
Electric Utilities — 1.5%
Power Grid Corp. of India Ltd.	28,216,620	85,401,609
Tata Power Co. Ltd. (The)	9,694,175	42,416,444
Torrent Power Ltd.	1,092,621	16,119,723
		143,937,776
Electrical Equipment — 2.3%
ABB India Ltd.	321,449	18,632,653
Bharat Heavy Electricals Ltd.	6,338,431	20,680,707
CG Power & Industrial Solutions Ltd.	4,299,652	32,417,115
GE Vernova T&D India Ltd.	776,806	25,023,492
Havells India Ltd.	1,331,994	21,491,248
Hitachi Energy India Ltd.	82,760	20,476,602
Polycab India Ltd.	319,679	26,772,107
Siemens Energy India Ltd., NVS(b)	540,207	19,107,427
Suzlon Energy Ltd.(b)	62,384,566	37,841,176
		222,442,527
Financial Services — 2.5%
Bajaj Finserv Ltd.	2,326,811	54,639,521
Bajaj Holdings & Investment Ltd.	162,071	20,885,702
Jio Financial Services Ltd.	17,347,021	59,573,644
One 97 Communications Ltd., NVS(b)	2,326,747	34,456,929
Power Finance Corp. Ltd.	9,010,807	36,672,496
REC Ltd.	7,189,922	29,138,709
		235,367,001
Food Products — 1.8%
Britannia Industries Ltd.	657,682	42,983,974
Marico Ltd.	3,150,192	25,292,491
Nestle India Ltd.	4,095,149	57,792,638

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI India ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Food Products (continued)
Tata Consumer Products Ltd.	3,602,543	$47,293,133
		173,362,236
Gas Utilities — 0.3%
GAIL India Ltd.	13,963,498	27,595,330
Health Care Providers & Services — 1.5%
Apollo Hospitals Enterprise Ltd.	654,331	53,772,592
Fortis Healthcare Ltd.	2,977,557	30,671,752
Max Healthcare Institute Ltd.	4,719,388	61,493,578
		145,937,922
Hotels, Restaurants & Leisure — 1.4%
Eternal Ltd.(b)	14,638,849	49,326,204
Indian Hotels Co. Ltd., Class A	5,182,173	43,249,746
Jubilant Foodworks Ltd.	2,402,244	16,199,058
Swiggy Ltd.(b)	5,295,742	22,486,315
		131,261,323
Household Durables — 0.4%
Dixon Technologies India Ltd.	220,307	36,112,010
Independent Power and Renewable Electricity Producers — 1.6%
Adani Power Ltd.(b)	17,552,051	29,018,739
JSW Energy Ltd.	2,706,172	14,830,631
NHPC Ltd., NVS	18,652,400	16,055,486
NTPC Ltd.	26,476,392	96,946,957
		156,851,813
Industrial Conglomerates — 0.2%
Siemens Ltd.	550,792	20,363,433
Insurance — 2.1%
HDFC Life Insurance Co. Ltd.(a)	5,887,115	50,453,853
ICICI Lombard General Insurance Co. Ltd.(a)	1,479,338	32,673,655
ICICI Prudential Life Insurance Co. Ltd.(a)	2,236,408	15,524,765
PB Fintech Ltd.(b)	2,090,203	42,688,652
SBI Life Insurance Co. Ltd.(a)	2,737,475	60,357,996
		201,698,921
Interactive Media & Services — 0.3%
Info Edge India Ltd.	2,163,931	32,294,114
IT Services — 8.9%
HCL Technologies Ltd.	5,762,994	105,010,972
Infosys Ltd.	20,166,117	353,830,983
LTIMindtree Ltd.(a)	449,642	30,780,125
Mphasis Ltd.	647,337	20,421,147
Persistent Systems Ltd., NVS	664,291	47,397,011
Tata Consultancy Services Ltd.	5,488,364	193,320,638
Tech Mahindra Ltd.	3,269,028	55,684,333
Wipro Ltd.	15,903,243	44,559,428
		851,004,637
Life Sciences Tools & Services — 0.5%
Divi's Laboratories Ltd.	724,852	52,546,970
Machinery — 1.3%
Ashok Leyland Ltd.	17,819,170	31,606,490
Cummins India Ltd.	840,983	42,220,808
Tata Motors Ltd./new, NVS(b)	12,286,723	48,351,563
		122,178,861
Metals & Mining — 3.5%
APL Apollo Tubes Ltd.	1,094,997	21,093,136
Hindalco Industries Ltd.	8,181,293	74,269,061
Jindal Stainless Ltd.	2,039,164	17,642,180
Jindal Steel Ltd.	2,166,355	25,372,813
JSW Steel Ltd.	3,709,568	48,287,821
Security	Shares	Value
Metals & Mining (continued)
NMDC Ltd.	19,056,212	$15,802,714
Tata Steel Ltd.	45,447,444	85,593,055
Vedanta Ltd.	8,304,467	49,010,153
		337,070,933
Oil, Gas & Consumable Fuels — 9.1%
Bharat Petroleum Corp. Ltd.	9,213,657	37,110,374
Coal India Ltd.	11,218,069	47,295,712
Hindustan Petroleum Corp. Ltd.	5,809,941	29,799,497
Indian Oil Corp. Ltd.	17,136,677	31,080,348
Oil & Natural Gas Corp. Ltd.	19,083,329	52,064,367
Oil India Ltd.	2,960,929	13,720,514
Petronet LNG Ltd.	4,647,632	14,151,473
Reliance Industries Ltd.	36,949,921	650,053,899
		875,276,184
Passenger Airlines — 0.8%
InterGlobe Aviation Ltd.(a)	1,149,395	76,151,437
Personal Care Products — 2.2%
Colgate-Palmolive India Ltd.	742,647	18,032,174
Dabur India Ltd.	3,292,549	19,069,566
Godrej Consumer Products Ltd.	2,483,082	31,865,613
Hindustan Unilever Ltd.	4,989,812	137,800,538
		206,767,891
Pharmaceuticals — 3.8%
Alkem Laboratories Ltd.	290,194	18,459,877
Aurobindo Pharma Ltd.	1,585,858	21,801,564
Cipla Ltd.	3,430,894	58,825,014
Dr Reddy's Laboratories Ltd.	3,291,565	46,450,240
Lupin Ltd.	1,524,307	35,584,647
Mankind Pharma Ltd.	751,348	18,972,675
Sun Pharmaceutical Industries Ltd.	5,823,232	119,453,023
Torrent Pharmaceuticals Ltd.	718,754	29,902,324
Zydus Lifesciences Ltd.	1,221,104	12,907,640
		362,357,004
Real Estate Management & Development — 1.5%
DLF Ltd.	4,505,832	36,572,838
Godrej Properties Ltd.(b)	913,814	21,670,524
Lodha Developers Ltd.(a)	1,817,559	23,420,367
Oberoi Realty Ltd.	787,973	14,549,031
Phoenix Mills Ltd. (The)	1,193,369	23,231,980
Prestige Estates Projects Ltd.	1,045,416	19,651,794
		139,096,534
Semiconductors & Semiconductor Equipment — 0.2%
WAAREE Energies Ltd.	533,182	18,992,829
Software — 0.1%
Oracle Financial Services Software Ltd.	134,747	12,272,354
Specialty Retail — 0.8%
FSN E-Commerce Ventures Ltd.(b)	6,944,549	20,804,767
Trent Ltd.	1,100,065	52,481,142
		73,285,909
Textiles, Apparel & Luxury Goods — 1.3%
Kalyan Jewellers India Ltd.	2,569,980	14,579,262
Page Industries Ltd.	37,614	16,153,850
Titan Co. Ltd.	2,154,727	94,408,787
		125,141,899
Tobacco — 0.9%
ITC Ltd.	18,242,598	82,664,441
Trading Companies & Distributors — 0.3%
Adani Enterprises Ltd.	980,451	25,048,191

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI India ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Transportation Infrastructure — 0.8%
Adani Ports & Special Economic Zone Ltd.	3,276,767	$55,748,598
GMR Airports Infrastructure Ltd.(b)	16,347,670	19,866,502
		75,615,100
Wireless Telecommunication Services — 4.0%
Bharti Airtel Ltd.	15,569,390	367,316,073
Vodafone Idea Ltd.(b)	164,348,161	18,375,437
		385,691,510
Total Common Stocks — 99.9% (Cost: $5,249,138,870)		9,557,072,933
Preferred Stocks
Automobiles — 0.0%
TVS Motor Co. Ltd., 6.00%	5,980,432	668,597
Total Preferred Stocks — 0.0% (Cost: $682,756)		668,597
Total Long-Term Investments — 99.9% (Cost: $5,249,821,626)		9,557,741,530
Security	Shares	Value
Short-Term Securities
Money Market Funds — 3.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.94%(c)(d)	319,790,000	$319,790,000
Total Short-Term Securities — 3.3% (Cost: $319,790,000)		319,790,000
Total Investments — 103.2% (Cost: $5,569,611,626)		9,877,531,530
Liabilities in Excess of Other Assets — (3.2)%		(308,631,939)
Net Assets — 100.0%		$9,568,899,591

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/25	Shares Held at 11/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$256,650,000	$63,140,000 (a)	$—	$—	$—	$319,790,000	319,790,000	$2,955,212	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
NSE IFSC Nifty 50 Index	364	12/30/25	$19,272	$219,350
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI India ETF

Fair Value Hierarchy as of Period End (continued)
determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$188,035,970	$9,369,036,963	$—	$9,557,072,933
Preferred Stocks	—	668,597	—	668,597
Short-Term Securities
Money Market Funds	319,790,000	—	—	319,790,000
	$507,825,970	$9,369,705,560	$—	$9,877,531,530
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$219,350	$—	$219,350

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares